UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2, 0.81%, 3/25/35 (a)	$834	$832,606
Motor 2012 PLC, Series 12A, Class A1C, 1.29%, 2/25/20 (b)	62	62,190
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 0.83%, 1/25/35	1,487	1,344,668
Series 2005-OP2, Class M1, 0.58%, 10/25/35	1,025	895,368
Total Asset-Backed Securities — 2.4%		3,134,832

Corporate Bonds
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc., 2.50%, 9/15/16	3,000	3,078,876
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	295	306,349
5.05%, 12/15/16	50	53,295
6.00%, 3/15/18	60	64,696

		424,340

Total Corporate Bonds — 2.6%		3,503,216

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 2.85%, 11/25/33 (a)	159	159,215
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.89%, 11/25/34 (a)	225	224,762
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.42%, 10/25/35 (a)	1,181	1,061,296

		1,445,273
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	316	78,523
Total Non-Agency Mortgage-Backed Securities — 1.1%		1,523,796

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 3.0%
Federal Farm Credit Bank, 4.55%, 6/08/20	$3,500	$3,960,460
Collateralized Mortgage Obligations — 7.2%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	1,920	2,013,216
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (a)	7,519	7,688,334

		9,701,550
Interest Only Collateralized Mortgage Obligations — 2.1%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 2/25/27	2,603	286,918
Series 2012-M9, Class X1, 4.23%, 12/25/17 (a)	5,379	559,686
Series 2012-47, Class NI, 4.50%, 4/25/42	2,155	377,094
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 0.72%, 5/16/46	1,153	70,823
Series 2009-78, Class SD, 6.05%, 9/20/32	2,213	392,224
Series 2009-116, Class KS, 6.32%, 12/16/39	866	126,082
Series 2011-52, Class NS, 6.52%, 4/16/41	5,915	1,016,348

		2,829,175
Mortgage-Backed Securities — 61.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	7,853	7,945,036
3.00%, 6/01/42 - 4/01/43	8,352	8,270,680
3.50%, 8/01/26 - 8/01/44	17,375	18,013,766
4.00%, 4/01/24 - 2/01/41	16,795	17,764,398
4.50%, 4/01/39 - 8/01/40	10,974	11,936,015
5.00%, 11/01/33 - 2/01/40	6,619	7,339,193
5.50%, 10/01/23 - 10/01/44 (c)	7,793	8,715,145
6.00%, 2/01/36 - 3/01/38	1,188	1,344,643
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	274	295,191

BlackRock Enhanced Government Fund, Inc.	September 30, 2014	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	$11	$12,368

		81,636,435
Total U.S. Government Sponsored Agency Securities — 73.3%		98,127,620

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.63%, 2/15/27	2,000	2,833,438
5.38%, 2/15/31	2,000	2,647,188
3.88%, 8/15/40 (d)	12,000	13,584,372
4.38%, 5/15/41 (d)	10,000	12,265,620
3.75%, 8/15/41 (d)	10,000	11,101,560
3.38%, 5/15/44	3,000	3,097,500
U.S. Treasury Notes:
0.38%, 11/15/15 (d)	5,900	5,911,983
0.75%, 6/30/17 (d)	4,000	3,973,436
0.50%, 7/31/17	2,700	2,659,079
1.38%, 6/30/18	3,000	2,991,327
1.63%, 4/30/19	5,000	4,981,250
3.13%, 5/15/21 (d)	10,000	10,596,880
1.75%, 5/15/22 (d)	2,000	1,922,812

Total U.S. Treasury Obligations — 58.7%		78,566,445

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.4%
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	504	541,800
Electric Utilities — 1.5%
PPL Capital Funding, Inc., 6.70%, 3/30/67 (a)	2,000	2,026,000
Total Capital Trusts — 1.9%		2,567,800

Trust Preferred — 1.5%	Shares
Capital Markets — 1.5%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	1,984,767

			Value

Total Preferred Securities — 3.4%			$4,552,567
Total Long-Term Investments (Cost — $184,451,702) — 141.5%			189,408,476

		Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		5,619,700	5,619,700
Total Short-Term Securities (Cost — $5,619,700) — 4.2%			5,619,700
Total Investments Before TBA Sale Commitments and Options Written (Cost — $190,071,402) — 145.7%			195,028,176

TBA Sale Commitments		Par (000)
Fannie Mae Mortgage-Backed Securities, TBA, 5.50%, 10/01/44 (c)	USD	7,500	(8,348,732)
Total TBA Sale Commitments (Proceeds — $8,335,734) — (6.2)%			(8,348,732)
Options Written (Premiums Received — $410,000) — (0.3)%			(338,234)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $181,325,668*) — 139.2%			186,341,210
Liabilities in Excess of Other Assets — (39.2)%			(52,476,884)

Net Assets — 100.0%			$133,864,326

*		As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$190,071,402

Gross unrealized appreciation			$6,528,689
Gross unrealized depreciation			(1,571,915)

Net unrealized appreciation			$4,956,774

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BlackRock Enhanced Government Fund, Inc.	September 30, 2014	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation/Depreciation
Credit Suisse Securities (USA) LLC	$(2,784,083)	$(5,567)
Goldman Sachs & Co.	$111,363	$102
Deutsche Bank Securities, Inc.	$(3,560,110)	$(5,954)

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 Act, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,984,792	1,634,908	5,619,700	$1,121

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

IO	Interest Only
LIBOR	London Interbank Offer Rate
OTC	Over-the-Counter
TBA	To Be Announced
USD	U.S. Dollar

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.09%	4/25/2013	Open	$13,705,000	$13,707,364
Credit Suisse Securities (USA) LLC	0.09%	4/25/2013	Open	12,275,000	12,277,117
Credit Suisse Securities (USA) LLC	0.09%	9/18/2013	Open	11,185,000	11,186,929
Deutsche Bank Securities, Inc.	0.05%	4/16/2014	Open	4,000,000	4,001,375
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.06%	7/23/2014	Open	2,047,500	2,049,615
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.06%	7/23/2014	Open	5,892,625	5,895,274
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	7/23/2014	Open	11,500,000	11,510,734
Total				$60,605,125	$60,628,408

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(20)	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	December 2014	$3,050,000	$36,066

BlackRock Enhanced Government Fund, Inc.	September 30, 2014	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	OTC interest rate swaptions sold as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
2-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	0.82%	Pay	3-Month LIBOR	10/29/14	$37,500	$(16,248)
5-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	1.94%	Pay	3-Month LIBOR	10/29/14	37,500	(90,969)
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.63%	Pay	3-Month LIBOR	10/29/14	22,500	(110,348)
30-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	3.16%	Pay	3-Month LIBOR	10/29/14	11,300	(120,669)
								$(338,234)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.29%[1]	3-Month LIBOR	Chicago Mercantile	5/30/23	$880	$16,837

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Unrealized Depreciation
5.96%[1]	3-Month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$(11,622,793)	$(11,622,792)
[1] The Fund pays the fixed rate and receives the floating rate.

BlackRock Enhanced Government Fund, Inc.	September 30, 2014	4

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$3,134,832	—	$3,134,832
Corporate Bonds	—	3,503,216	—	3,503,216
Non-Agency Mortgage-Backed Securities	—	1,523,796	—	1,523,796
Preferred Securities	1,984,767	2,567,800	—	4,552,567
U.S. Government Sponsored Agency Securities	—	98,127,620	—	98,127,620
U.S. Treasury Obligations	—	78,566,445	—	78,566,445
Short-Term Securities	5,619,700	—	—	5,619,700
Liabilities:
Investments:
TBA Sale Commitments	—	(8,348,732)	—	(8,348,732)
Total	$7,604,467	$179,074,977	—	$186,679,444

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$36,066	$16,837	—	$52,903
Liabilities:
Interest rate contracts	—	(11,961,026)	—	(11,961,026)
Total	$36,066	$(11,944,189)	—	$(11,908,123)

BlackRock Enhanced Government Fund, Inc.	September 30, 2014	5

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

[1]	Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for centrally cleared swaps	$35,000	—	—	$35,000
Cash pledged as collateral for over-the-counter swaps	11,840,000	—	—	11,840,000
Cash pledged as collateral for reverse repurchase agreements	1,314,000	—	—	1,314,000
Cash pledged for financial futures contracts	60,000	—	—	60,000
Foreign currency at value	339	—	—	339
Liabilities:
Bank overdraft	—	$(501,704)	—	(501,704)
Reverse repurchase agreements	—	(60,628,408)	—	(60,628,408)
Total	$13,249,339	$(61,130,112)	—	$(47,880,773)

There were no transfers between levels during the period ended September 30, 2014.

BlackRock Enhanced Government Fund, Inc.	September 30, 2014	6

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 24, 2014